COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18   COMMITMENTS AND CONTINGENCIES

(a)   Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2018 were as follows. The Company’s leases do not contain any contingent rent payment terms.

RMB
Year ending December 31,
2019	289,324
2020	232,688
2021	168,329
2022	119,024
2023	66,575
2024 and thereafter	47,447
Total	923,387

Gross rental expenses incurred under operating leases were RMB133,407,  RMB178,802 and RMB262,440 for the years ended December 31, 2016, 2017, and 2018, respectively. Sublease rental income of RMB460,  RMB630, and RMB1,533 for the years ended December 31, 2016, 2017, and 2018, respectively, were recognized as reductions of gross rental expenses.

(b)   Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.